Manor Fund
Investment Objective
The Manor Fund seeks long-term capital appreciation and a moderate level of income.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Manor Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	Manor Fund
Management Expenses	1.00%
Other Expenses	0.50%
Total Annual Fund Operating Expenses	1.50%

Example

The following example is intended to help you compare the cost of investing in shares of the Manor Fund with the cost of investing in other mutual funds. They illustrate the hypothetical expense that you would incur over various periods if you invest $10,000 in shares of the Manor Fund. These examples assume that the Shares would provide a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	- 1 Year -	- 3 Years -	- 5 Years -	- 10 Years -
Manor Fund	153	474	818	1,791

Portfolio Turnover

The Manor Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, affect the performance of the Funds. During the most recent fiscal year, the portfolio turnover rate for the Manor Fund was 13.02%.

Principal Investment Strategies

The Manor Fund invests primarily in the common stock of large corporations with an average market capitalization generally over $50 billion, when the advisor believes the shares are priced attractively relative to the earnings and financial strength of the company. The Fund generally holds individual investments for three to five years, but occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change.

Principal Risks

An investor could lose money investing in the Manor Fund. The Manor Fund is intended for long-term investors who can accept fluctuations in value and other risks associated with seeking the investment objectives of each Fund.

Risks in the Manor Fund include:

- the possibility of a general decline in the stock market,

- the possibility that a shift in economic conditions will adversely impact large corporations,

- or that the Fund manager will be unsuccessful in identifying attractive investments.

In addition to the risks outlined above, the manor Fund carries the risk that Daniel A. Morris, the portfolio manager will be unable to perform his duties due to death or disability.

Performance Information

The bar chart and table that follow contain information that allows you to evaluate the performance of the Manor Fund using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes, compared to a relevant benchmark. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Performance Information for the Manor Fund

During the period shown in the bar chart above, the lowest return for a calendar quarter for the Manor Fund was -20.74% during the 4th Quarter 2008. The highest return was 14.54% during the 3rd Quarter 2009.

Average Annual Total Returns For the Periods ended December 31, 2014
Average Annual Total Returns Manor Fund	1 Year	5 Years	10 Years
Manor Fund	9.75%	13.20%	7.38%
Manor Fund After Taxes on Distributions	8.46%	12.63%	6.86%
Manor Fund After Taxes on Distributions and Sales	7.74%	9.14%	5.58%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	13.69%	15.46%	7.76%

The primary index for comparison is the S&P 500 Index, a broad market index of large capitalization stocks.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investor or investors who hold their Fund shares through tax-deferred arrangements, such as 401(K) Plans or Individual Retirement Accounts.